SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Redeemable Noncontrolling Interest [Table Text Block]

The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2012	11,469
Net income attributable to redeemable non-controlling interests	(898)
Addition related to new acquisition of redeemable non-controlling interests (see Note 3)	19,586
Settlement of redeemable non-controlling interests	(7,899)
Foreign currency translation adjustments	105

December 31, 2012	22,363

Property Plant and Equipment Depreciation Rate [Table Text Block]

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated via the straight-line method over the estimated useful life. The following are the annual depreciation rates for various types of property, plant and equipment:

%

Computers and peripheral equipment	6-33 (mainly 33%)
Motor vehicles	15
Buildings	2-4
Leasehold improvements	Over the shorter of the lease term or useful economic life

Schedule Of Other Intangible Assets [Table Text Block]

Other intangible assets are comprised mainly of customer-related intangible assets and acquired technology, and are amortized over their economic useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up.

Amortization Period

Customer relationship and acquired technology	3-15 years
Other intangibles	3-10

Magic [Member]
Share Based Compensation Stock Options Activity Binomial Model [Table Text Block]

Magic (the Binomial model):

	Year ended December 31,
	2010	2011

Dividend yield	0%	0%
Expected volatility	61.2% - 62.8%	63.3% - 65.3%
Risk-free interest rate*	2.53%-3.71%	2.1%
Expected forfeiture (employees)	9.7%	8.4%
Expected forfeiture (executives)	7.1%	5.2%
Contractual term of up to	10 years	10 years
Suboptimal exercise multiple** (employees)	2.3	2.7
Suboptimal exercise multiple** (executives)	3	3.2

*)	The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds that have an equivalent term to the contractual term of the options
**)	The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options.

Sapiens [Member]
Share Based Compensation Stock Options Activity Binomial Model [Table Text Block]

Sapiens (the Binomial model):

	Year ended December 31,
	2010	2011	2012

Contractual life	6 years	6 years	6 years
Expected exercise factor (weighted average)	2.5	2.5	2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	66%	70%	60%
Risk-free interest rate	2.3%-2.8%	0.1%-1.2%	0.2%-1.0%

Matrix [Member]
Share Based Compensation Stock Options Activity Binomial Model [Table Text Block]

There were no grants by Matrix during 2010 and 2012. During 2011, Matrix granted 2,250,000 options. The fair value of those options was estimated by using the following assumptions under the Black-Scholes model:

2011

Expected term	4.6 years
Dividend yield	0%
Expected volatility	36.5%
Risk-free interest rate	4.3%